Consolidated Statements of Cash Flows 3 Months Ended (Unaudited) - USD ($)	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (2,594,158)	$ (567,557)
Adjustments to reconcile net loss to cash used by operating activities:
Depreciation	12,938	10,735
(Gain) loss in Fair Value on Derivative Liabilities	337,737	(4,187)
Amortization of Debt Discount	725,280	128,528
Interest Expense on Penalty Warrants	315,150
Loan Penalties Capitalized to Loan and Accrued Interest		28,000
Stock Based Payment of Consulting Fees		107,500
Gain on Settlement of Debt	(3,589)	(914,049)
Reduction of Right of Use Asset	27,357	23,203
Accretion of Lease Liability	3,122	7,276
Change in Operating Assets and Liabilities:
Decrease (Increase) in Inventory	33,702	15,886
(Increase) Decrease in Prepaid Rent and Expenses	(5,667)	1,762
(Increase) Decrease in Other Current Assets	11,346	(2,677)
Increase (Decrease) in Accounts Payable	(134,100)	(2,558)
Increase in Accrued Expenses	147,088	28,548
Increase (Decrease) in Accrued Expenses -Related Party	100	(25,000)
Operating Lease Payments	(30,479)	(30,479)
Increase (Decrease) in Customer Deposits	(239,216)	80,547
Increase (Decrease) in Deferred Revenue	(332,320)	294,064
CASH FLOWS (USED IN) OPERATING ACTIVITIES	(1,725,709)	(820,458)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(1,142)	(35,000)
CASH FLOWS (USED IN) INVESTING ACTIVITIES	(1,142)	(35,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Shares		2,099,683
Proceeds from Share Subscriptions Receivable		100,000
Repayment of Shareholder loans payable, net	(69,476)
Proceeds from Short Term Debt
Payments on Short Term Debt	(162,913)	(128,075)
Payments on Long Term Debt	(6,848)	(1,993)
Proceeds from Issuance of Convertible Notes Payable	2,395,250
Payments on Convertible Notes Payable	(45,600)	(149,500)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	2,110,413	1,920,115
NET INCREASE IN CASH	383,562	1,064,657
CASH AT BEGINNING OF PERIOD	77,498	277,664
CASH AT END OF PERIOD	461,060	1,342,321
Supplemental Disclosure of Cash Flows Information:
Cash Paid for Interest	23,872	42,949
Derivative Debt Discount	394,203
Relative Fair Value of Warrants and Common Shares Issued with Debt and Applies as Discount	1,064,965
Debt discount	474,750
Conversion of Series C Preferred Stock Into Common Stock	6
Issuance of Common Shares for Share Subscription Receivable		94,817
Loans to acquire Fixed Assets		$ 151,327